Retirement Benefits - Schedule of Changes in Fair Value of Level 3 Investments (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended													12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Real estate investments [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Real estate investments [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Private equity holdings [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Private equity holdings [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Alternative investments [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Alternative investments [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Equity securities [Member] Domestic equity securities [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Equity securities [Member] Domestic equity securities [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Equity securities [Member] International equity securities [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Fixed income [Member] Foreign government securities [Member]	Nov. 30, 2010 Significant Unobservable Inputs (Level 3) [Member] Fixed income [Member] Foreign government securities [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Fixed income [Member] Corporate debt securities [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Fixed income [Member] Corporate debt securities [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Fixed income [Member] Asset-backed securities [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Fixed income [Member] Asset-backed securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning balance	$ 1,243.1	$ 1,296.8	$ 358.0	$ 243.4	$ 19.6	$ 21.6	$ 72.0	$ 83.1	$ 259.1	$ 137.1	$ 0.4			$ 0.2	$ 0.2	$ 6.7			$ 1.4
Unrealized Gains(Losses) on Plan Assets			(6.0)	12.8	(2.9)		2.7	4.6	(5.9)	8.0	(0.1)	0.2		(0.2)		0.1	(0.1)	0.3	0.1
Realized Gains(Losses) on Plan Assets			0.4	(1.0)						(0.9)						0.7		(0.3)	(0.1)
Purchases, Issuances, and Settlements			(6.8)	103.7		(2.0)	0.2	(15.7)		114.9		0.2	0.1			(7.1)	6.8		(0.5)
Transfers out of Level 3				(0.9)															(0.9)
Ending balance	$ 1,243.1	$ 1,296.8	$ 345.6	$ 358.0	$ 16.7	$ 19.6	$ 74.9	$ 72.0	$ 253.2	$ 259.1	$ 0.3	$ 0.4	$ 0.1		$ 0.2	$ 0.4	$ 6.7